Equity-Based Compensation - Summary of Activity for RSUs (Details) - $ / shares	1 Months Ended				12 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	May 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances					$ 12.86
Weighted-Average Grant Date Fair Value Per Share, Granted					9.92
Weighted-Average Grant Date Fair Value Per Share, Forfeited					11.24
Weighted-Average Grant Date Fair Value Per Share, Vested					12.86
Weighted-Average Grant Date Fair Value Per Share, Ending Balances					$ 10.99
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balances					1,378
Granted	100,000	100,000	100,000	2,500,000	1,787
Forfeited					(290)
Vested					(324)
Ending Balances					2,551